Shareholders Equity	6 Months Ended
Mar. 31, 2023
Shareholders' Equity
Shareholders' Equity

Note 9 —Shareholders’ Equity

Ordinary shares

On September 12, 2020, the authorized share capital of the Company was increased from 20,000,000 ordinary shares of $0.001 par value each to 200,000,000 ordinary shares of $0.001 par value each. On July 22, 2021, the authorized share capital of the Company was increased from 200,000,000 ordinary shares of $0.001 par value each to 600,000,000 ordinary shares of $0.001 par value each. On May 31, 2022, the Company consolidated its ordinary share at the ratio of one-for-twenty-five. The authorized number of ordinary shares was reduced from 600,000,000 ordinary shares, $0.001 par value, to 24,000,000 ordinary shares, $0.025 par value.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2023 and September 30, 2022, the balance of the required statutory reserves was $0.6 million and $1.2 million, respectively.